Stock-based Compensation Plans - Options Outstanding and Options Exercisable (Details)	12 Months Ended
Jan. 31, 2022 $ / shares shares
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 42.35
Number of Stock Options, Options Outstanding (in shares) | shares	1,319,279
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 4 months 24 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 36.91
Number of Stock Options, Options Exercisable (in shares) | shares	856,426
Range 1 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 19.78
Range of Exercise Prices, Upper Limit (in dollars per share)	23.86
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 22.55
Number of Stock Options, Options Outstanding (in shares) | shares	176,500
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 10 months 24 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 22.55
Number of Stock Options, Options Exercisable (in shares) | shares	176,500
Range 2 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 27.39
Range of Exercise Prices, Upper Limit (in dollars per share)	29.08
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 29.08
Number of Stock Options, Options Outstanding (in shares) | shares	191,754
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 2 months 12 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 29.08
Number of Stock Options, Options Exercisable (in shares) | shares	176,417
Range 3 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 40.22
Range of Exercise Prices, Upper Limit (in dollars per share)	52.38
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 40.69
Number of Stock Options, Options Outstanding (in shares) | shares	618,325
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 8 months 12 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 40.60
Number of Stock Options, Options Exercisable (in shares) | shares	414,713
Range 4 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 56.63
Range of Exercise Prices, Upper Limit (in dollars per share)	78.55
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 63.59
Number of Stock Options, Options Outstanding (in shares) | shares	332,700
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	6 years 1 month 6 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 63.79
Number of Stock Options, Options Exercisable (in shares) | shares	88,796